Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating loss carryforwards	$ 2
HK [Member]
Operating loss carry forwards, Expiration date	Dec. 31, 2020
Effective income tax rate for foreign countries	16.50%	16.50%	16.50%
PRC [Member]
Effective income tax rate for foreign countries	25.00%	25.00%